Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans
Note 18—Employee Benefit Plans

Pension and Postretirement Plans
An analysis of the projected benefit obligations

for our pension plans and accumulated benefit

obligations for
our postretirement health and life insurance plans follows:
Millions of Dollars
Pension Benefits Other Benefits
2019 2018 2019 2018
U.S. Int’l. U.S. Int’l.
Change in Benefit Obligation
Benefit obligation at January 1 $ 2,136 3,438 3,236 3,845 218 265
Service cost 79 69 83 81 1 1
Interest cost 79 97 99 107 8 8
Plan participant contributions - 2 - 2 20 22
Plan amendments - - - 7 - -
Actuarial (gain) loss 278 387 (44) (259) 27 (10)
Benefits paid (253) (147) (507) (143) (59) (67)
Curtailment - (69) (4) (3) - -
Settlement - - (730) - - -
Recognition of termination benefits - 1 3 - - -
Foreign currency exchange rate change - 102 - (199) 1 (1)
Benefit obligation at December 31* $ 2,319 3,880 2,136 3,438 216 218
*Accumulated benefit obligation

portion of above at

December 31:
$
2,161 3,594 1,969 3,066
Change in Fair Value of Plan Assets
Fair value of plan assets at January 1 $ 1,336 3,358 2,541 3,647 - -
Actual return on plan assets 273 529 (112) (106) - -
Company contributions 235 464 144 156 39 45
Plan participant contributions - 2 - 2 20 22
Benefits paid (253) (147) (507) (143) (59) (67)
Settlement - - (730) - - -
Foreign currency exchange rate change - 100 - (198) - -
Fair value of plan assets at December 31 $ 1,591 4,306 1,336 3,358 - -
Funded Status $ (728) 426 (800) (80) (216) (218)
Millions of Dollars
Pension Benefits Other Benefits
2019 2018 2019 2018
U.S. Int’l. U.S. Int’l.
Amounts Recognized in the
Consolidated Balance Sheet at
December 31
Noncurrent assets $ - 765 - 232 - -
Current liabilities (21) (6) (59) (4) (42) (44)
Noncurrent liabilities (707) (333) (741) (308) (174) (174)
Total recognized $ (728) 426 (800) (80) (216) (218)
Weighted-Average

Assumptions Used to
Determine Benefit Obligations at
December 31
Discount rate 3.25
%
2.35 4.25 3.05 3.10 4.05
Rate of compensation increase 4.00 3.35 4.00 3.65 -
Weighted-Average

Assumptions Used to
Determine Net Periodic Benefit Cost for
Years

Ended December 31
Discount rate 3.95
%
2.90 3.80 2.90 4.05 3.30
Expected return on plan assets 5.80 4.10 5.80 4.30 -
Rate of compensation increase 4.00 3.65 4.00 3.75 -
For both U.S. and international pensions, the overall

expected long-term rate of return is developed from the
expected future return of each asset class, weighted by

the expected allocation of pension assets to that

asset
class.

We rely on a variety of independent market forecasts in developing the expected rate of return for each
class of assets.
Included in accumulated other comprehensive

income (loss) at December 31 were the following before-tax

amounts that had not been recognized in net periodic benefit cost:
Millions of Dollars
Pension Benefits Other Benefits
2019 2018 2019 2018
U.S. Int’l. U.S. Int’l.
Unrecognized net actuarial (gain) loss $ 479 227 516 310 8 (21)
Unrecognized prior service cost (credit) - (2) - (4) (183) (216)
Millions of Dollars
Pension Benefits Other Benefits
2019 2018 2019 2018
U.S. Int’l. U.S. Int’l.
Sources of Change in Other
Comprehensive Income (Loss)
Net gain (loss) arising during the period $ (79) 51 (177) 17 (27) 10
Amortization of actuarial (gain) loss included
in income (loss)* 116 32 249 31 (2) (1)
Net change during the period $ 37 83 72 48 (29) 9
Prior service credit (cost) arising during the
period $ - - - (7) - -
Amortization of prior service cost (credit)
included in income (loss)
- (2) - (5) (33) (35)
Net change during the period $ - (2) - (12) (33) (35)
*Includes settlement losses

recognized in 2019

and 2018.
Included in accumulated other comprehensive

loss at December 31, 2019, were the following

before-tax
amounts that are expected to be amortized into

net periodic benefit cost during 2020:
Millions of Dollars
Pension Other
Benefits Benefits
U.S. Int’l.
Unrecognized net actuarial (gain) loss $ 50 23 1
Unrecognized prior service credit - (2) (31)
For our tax-qualified pension plans with projected benefit

obligations in excess of plan assets, the projected
benefit obligation, the accumulated benefit obligation,

and the fair value of plan assets were $
2,073

million,
$ 1,919

million, and $
1,635

million, respectively, at December 31, 2019, and $
1,871

million, $
1,737

million,
and $ 1,373

million, respectively, at December 31, 2018.

For our unfunded nonqualified key employee supplemental

pension plans, the projected benefit obligation

and
the accumulated benefit obligation were $ 601

million and $
542

million, respectively, at December 31, 2019,
and were $ 586

million and $
504

million, respectively, at December 31, 2018.
The components of net periodic benefit cost of all defined

benefit plans are presented in the following table:
Millions of Dollars
Pension Benefits Other Benefits
2019 2018 2017 2019 2018 2017
U.S. Int’l. U.S. Int’l. U.S. Int’l.
Components of Net
Periodic Benefit Cost
Service cost $ 79 69 83 81 89 77 1 1 2
Interest cost 79 97 99 107 118 103 8 8 9
Expected return on plan
assets (74) (138) (114) (155) (132) (158) - - -
Amortization of prior
service cost (credit) - (2) - (5) 4 (6) (33) (35) (36)
Recognized net actuarial
loss (gain) 54 32 53 31 69 50 (2) (1) (3)
Settlements 62 - 196 - 131 - - - -
Net periodic benefit cost $ 200 58 317 59 279 66 (26) (27) (28)
The components of net periodic benefit cost, other than

the service cost component, are included in

the “Other
expenses” line item on our consolidated income statement.

In 2018, we purchased a group annuity contract

from Prudential and transferred $
730

million of future benefit
obligations from the U.S. qualified pension plan to

Prudential.

The purchase of the group annuity contract was
funded directly by plan assets of the U.S. qualified pension plan.

Effective January 1, 2019, the Cash Balance
Account (Title II) of the ConocoPhillips Retirement Plan, a

U.S. qualified pension plan, was closed to

new
entrants.

New employees and rehires on or after January

1, 2019, and employees that elected to opt out of
Title II will no longer receive pay credits to their Cash Balance Account and instead will be eligible for a
Company Retirement Contribution (CRC) as described

in the Defined Contribution Plans section.

We

recognized pension settlement losses of $
62

million in 2019, $
196

million in 2018, and $
131

million in
2017 as lump-sum benefit payments from certain U.S. pension

plans exceeded the sum of service and interest
costs for those plans and led to recognition of settlement

losses.

The sale of two ConocoPhillips U.K. subsidiaries completed

during the third quarter of 2019 led to a
significant reduction of future services of active employees in certain international pension plans, resulting in a
curtailment.

In conjunction with the recognition of the curtailment,

the fair market values of pension plan
assets were updated, the pension benefit obligation

was remeasured, and the net pension asset

decreased by
$ 43

million, resulting in a corresponding decrease to other

comprehensive income.

This is primarily a result of
a decrease in the discount rate from 2.90

percent at December 31, 2018 to
1.80

percent at September 30, 2019
offset by a decrease in the pension benefit obligation from

curtailment.

In determining net pension and other postretirement

benefit costs, we amortize prior service costs on

a straight-
line basis over the average remaining service period of

employees expected to receive benefits under

the plan.

For net actuarial gains and losses, we amortize 10

percent of the unamortized balance each year.

We

have multiple nonpension postretirement

benefit plans for health and life insurance.

The health care plans
are contributory and subject to various cost sharing

features, with participant and company contributions
adjusted annually; the life insurance plans are noncontributory.

The measurement of the U.S. pre-65 retiree
medical accumulated postretirement benefit obligation

assumes a health care cost trend rate of
7

percent in
2020 that declines to 5

percent by
2028
.

The measurement of the U.S. post-65 retiree medical accumulated postretirement benefit obligation assumes an ultimate health care cost trend rate of
4

percent achieved in 2020
that increases to 5

percent by
2028
.

A one-percentage-point change in the assumed

health care cost trend rate
would be immaterial to ConocoPhillips.
Plan Assets
—We follow a policy of broadly diversifying pension plan assets across asset classes and
individual holdings.

As a result, our plan assets have no significant

concentrations of credit risk.

Asset classes
that are considered appropriate include U.S. equities, non-U.S.

equities, U.S. fixed income, non-U.S. fixed
income, real estate and private equity investments.

Plan fiduciaries may consider and add other

asset classes to
the investment program from time to time.

The target allocations for plan assets are
37

percent equity
securities, 56

percent debt securities,
6

percent real estate and
1

percent other.

Generally, the plan investments
are publicly traded, therefore minimizing liquidity

risk in the portfolio.

The following is a description of the valuation methodologies used for the pension plan assets.

There have
been no changes in the methodologies used at

December 31, 2019 and 2018.
●

Fair values of equity securities and government debt

securities categorized in Level 1 are primarily
based on quoted market prices in active markets for identical assets and liabilities.
●

Fair values of corporate debt securities, agency and mortgage-backed securities and government debt
securities categorized in Level 2 are estimated using recently executed transactions and quoted market
prices for similar assets and liabilities in active markets

and for identical assets and liabilities in
markets that are not active.

If there have been no market transactions in a

particular fixed income
security, its fair value is calculated by pricing models that benchmark the security against other
securities with actual market prices.

When observable quoted market prices are

not available, fair
value is based on pricing models that use something

other than actual market prices (e.g., observable
inputs such as benchmark yields, reported trades and

issuer spreads for similar securities), and these
securities are categorized in Level 3 of the fair value

hierarchy.

●

Fair values of investments in common/collective trusts

are determined by the issuer of each fund
based on the fair value of the underlying assets.
●

Fair values of mutual funds are based on quoted market

prices, which represent the net asset value

of
shares held.
●

Time deposits are valued at cost, which approximates fair value.
●

Cash is valued at cost, which approximates fair value.

Fair values of international

cash equivalents
categorized in Level 2 are valued using observable yield

curves, discounting and interest rates.

U.S.
cash balances held in the form of short-term fund

units that are redeemable at the measurement date
are categorized as Level 2.
●

Fair values of exchange-traded derivatives classified

in Level 1 are based on quoted market

prices.

For other derivatives classified in Level 2, the values

are generally calculated from pricing models
with market input parameters from third-party sources.
●

Fair values of insurance contracts are valued at the present value of the future benefit payments owed
by the insurance company to the plans’ participants.
●

Fair values of real estate investments are valued using

real estate valuation techniques and other
methods that include reference to third-party sources

and sales comparables where available.
●

A portion of U.S. pension plan assets is held as a

participating interest in an insurance annuity
contract, which is calculated as the market value of

investments held under this contract, less the
accumulated benefit obligation covered by the contract.

The participating interest is classified as
Level 3 in the fair value hierarchy as the fair value is

determined via a combination of quoted market
prices, recently executed transactions, and an actuarial

present value computation for contract
obligations.

At December 31, 2019, the participating interest

in the annuity contract was valued at
$ 95

million and consisted of $
235

million in debt securities, less $
140

million for the accumulated
benefit obligation covered by the contract.

At December 31, 2018, the participating interest in the
annuity contract was valued at $ 84

million and consisted of $
228

million in debt securities, less $
144
million for the accumulated benefit obligation covered

by the contract.

The net change from 2018 to
2019 is due to an increase in the fair value of the

underlying investments of $
7

million offset by a
decrease in the present value of the contract obligation

of $
4

million.

The participating interest is not
available for meeting general pension benefit

obligations in the near term.

No future company
contributions are required and no new benefits are

being accrued under this insurance annuity
contract.
The fair values of our pension plan assets at December

31, by asset class were as follows:
Millions of Dollars
U.S. International
Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
2019
Equity securities
U.S. $ 94 - 7 101 435 - - 435
International 98 - - 98 266 - - 266
Mutual funds 93 - - 93 245 267 - 512
Debt securities
Government - - - - 1,412 - - 1,412
Corporate - 2 - 2 - - - -
Mutual funds - - - - 392 - - 392
Cash and cash equivalents - - - - 98 - - 98
Derivatives - - - - 11 - - 11
Real estate - - - - - - 132 132
Total in fair value hierarchy $ 285 2 7 294 2,859 267 132 3,258
Investments measured at

net asset value*
Equity securities
Common/collective trusts $ - - - 457 - - - 167
Debt securities
Common/collective trusts - - - 637 - - - 760
Cash and cash equivalents - - - 25 - - - -
Real estate - - - 83 - - - 112
Total** $ 285 2 7 1,496 2,859 267 132 4,297

*In accordance

with FASB

ASC Topic 715,

“Compensation

—Retirement Benefits,” certain

investments that are

to be measured

at fair value

using the net asset value

per share (or its equivalent)

practical expedient have

not been classified in the fair value

hierarchy.

The fair value

amounts presented

in this table are intended

to permit reconciliation

of the fair value hierarchy

to the amounts presented

in the Change in

Fair Value

of Plan Assets.
**Excludes the participating

interest in the insurance

annuity contract with a net asset of $
95

million and net receivables

related to security

transactions of $
9

million.
The fair values of our pension plan assets at December

31, by asset class were as follows:
Millions of Dollars
U.S. International
Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
2018
Equity securities
U.S. $ 74 - 20 94 371 - - 371
International 80 - - 80 241 - - 241
Mutual funds 76 - - 76 213 181 - 394
Debt securities
Government - - - - 889 - - 889
Corporate - 2 - 2 - - - -
Mutual funds - - - - 363 - - 363
Cash and cash equivalents - - - - 71 - - 71
Time deposits - - - - 6 - - 6
Derivatives - - - - (17) - - (17)
Real estate - - - - - - 124 124
Total in fair value hierarchy $ 230 2 20 252 2,137 181 124 2,442
Investments measured at

net asset value*
Equity securities
Common/collective trusts $ - - - 364 - - - 153
Debt securities
Common/collective trusts - - - 548 - - - 641
Cash and cash equivalents - - - 5 - - - -
Real estate - - - 80 - - - 109
Total** $ 230 2 20 1,249 2,137 181 124 3,345

*In accordance

with FASB

ASC Topic 715,

“Compensation

—Retirement Benefits,” certain

investments that are

to be measured

at

fair value

using the net asset value

per share (or its equivalent)

practical expedient have

not been classified in the fair value

hierarchy.

The fair value

amounts presented

in this table are intended

to permit reconciliation

of the fair value hierarchy

to the amounts presented

in the Change in

Fair Value

of Plan Assets.
**Excludes the participating

interest in the insurance

annuity contract with a net asset of $
84

million and net receivables

related to security

transactions of $
16

million.
Level 3 activity was not material for all periods.

Our funding policy for U.S. plans is to contribute at

least the minimum required by the Employee

Retirement
Income Security Act of 1974 and the Internal Revenue

Code of 1986, as amended.

Contributions to foreign
plans are dependent upon local laws and tax regulations.

In 2020, we expect to contribute approximately $
350
million to our domestic qualified and nonqualified pension

and postretirement benefit plans and $
90

million to
our international qualified and nonqualified pension

and postretirement benefit plans.
The following benefit payments, which are exclusive

of amounts to be paid from the insurance annuity

contract
and which reflect expected future service, as appropriate,

are expected to be paid:
Millions of Dollars
Pension Other
Benefits Benefits
U.S. Int’l.
2020 $ 447 150 32
2021 270 156 29
2022 250 158 27
2023 217 163 24
2024 220 170 22
2025–2029 822 927 64
Severance Accrual
The following table summarizes our severance accrual

activity for the year ended December 31, 2019:
Millions of Dollars
Balance at December 31, 2018 $ 48
Accruals (1)
Benefit payments (24)
Balance at December 31, 2019 $ 23
Of the remaining balance at December

31, 2019, $
5

million is classified as short-term.
Defined Contribution Plans
Most U.S. employees are eligible to participate in

the ConocoPhillips Savings Plan (CPSP).

Employees can
deposit up to 75

percent of their eligible pay, subject to statutory limits, in the CPSP to a choice of approximately 17

investment options.

Employees who participate in the CPSP and contribute
1

percent of
their eligible pay receive a 6

percent company cash match

with a potential company discretionary cash
contribution of up to 6

percent.

Effective January 1, 2019, new employees, rehires, and employees that elected
to opt out of Title II are eligible to receive a CRC of 6

percent of eligible pay into their CPSP.

After
three years

of service with the company, the employee is
100

percent vested in any CRC.

Company
contributions charged to expense for the CPSP and predecessor plans were $
82

million in 2019, $
82

million in
2018, and $ 77

million in 2017.
We

have several defined contribution plans

for our international employees, each with

its own terms and
eligibility depending on location.

Total compensation expense recognized for these international plans was approximately $ 30

million in 2019, $
31

million in 2018, and $
35

million in 2017.
Share-Based Compensation Plans
The 2014 Omnibus Stock and Performance Incentive

Plan of ConocoPhillips (the Plan) was approved

by
shareholders in May 2014.

Over its
10 -year life, the Plan allows the issuance of up to 79

million shares of our
common stock for compensation to our employees

and directors; however, as of the effective date of the Plan,
(i) any shares of common stock available for future

awards under the prior plans and (ii) any shares

of common
stock represented by awards granted under the prior

plans that are forfeited, expire or are cancelled

without
delivery of shares of common stock or which result

in the forfeiture of shares of common

stock back to the
company shall be available for awards under the Plan,

and no new awards shall be granted under

the prior
plans.

Of the 79 million shares available for issuance

under the Plan, no more than
40

million shares of
common stock are available for incentive stock options.

The Human Resources and Compensation Committee
of our Board of Directors is authorized to determine

the types, terms, conditions and limitations

of awards
granted.

Awards may be granted in the form of, but not limited to, stock options, restricted stock units and
performance share units to employees and non-employee

directors who contribute to the company’s continued
success and profitability.

Total share-based compensation expense is measured using the grant date fair value for our equity-classified
awards and the settlement date fair value for our liability-classified awards.

We recognize share-based
compensation expense over the shorter of the service

period (i.e., the stated period of time required

to earn the
award); or the period beginning at the start of the service

period and ending when an employee first becomes
eligible for retirement, but not less than six months,

as this is the minimum period of time required

for an
award to not be subject to forfeiture.

Our share-based compensation programs generally

provide accelerated
vesting (i.e., a waiver of the remaining period of service

required to earn an award) for awards held by
employees at the time of their retirement.

Some of our share-based awards vest ratably (i.e., portions

of the
award vest at different times) while some of our awards cliff vest (i.e., all of the award vests at the same time).

We

recognize expense on a straight-line basis over the

service period for the entire award, whether

the award
was granted with ratable or cliff vesting.
Compensation Expense
—Total share-based compensation expense recognized in income (loss) and the
associated tax benefit for the years ended December

31 were as follows:
Millions of Dollars
2019 2018 2017
Compensation cost $ 274 265 227
Tax benefit 71 64 76
Stock Options — Stock options granted under the provisions of the Plan and prior plans permit purchase of our common stock at exercise prices equivalent to the average fair market value of ConocoPhillips common stock on the date the options were granted. The options have terms of 10 years and generally vest ratably, with one-
third of the options awarded vesting and becoming exercisable on each anniversary date following the date of grant. Options awarded to certain employees already eligible for retirement vest within six months of the grant date, but those options do not become exercisable until the end of the normal vesting period. Beginning in
2018, stock option grants were discontinued and replaced with three-year, time-vested restricted stock units which generally will be cash-settled.
The fair market values of the options granted in 2017 were

measured on the date of grant using the
Black-Scholes-Merton option-pricing model.

The weighted-average assumptions used were

as follows:
2017
Assumptions used
Risk-free interest rate 2.24
%
Dividend yield 4.00
%
Volatility

factor
28.12
%
Expected life (years) 6.39
There were no ranges in the assumptions used to

determine the fair market values of our options

granted in
2017.

We

believe our historical volatility

for periods prior to the 2012 separation of our Downstream

businesses is no
longer relevant in estimating expected volatility.

For 2017,

expected volatility was based on the weighted-
average blend of the company’s historical stock price volatility from May 1, 2012 (the date of separation of our
Downstream businesses) through the stock option

grant date and the average historical stock

price volatility of
a group of peer companies for the expected term of

the options.
The following summarizes our stock option activity

for the year ended December 31, 2019:
Millions of Dollars
Weighted-Average Aggregate
Options Exercise Price Intrinsic Value
Outstanding at December 31, 2018 19,379,677 $ 52.88 $ 214
Exercised (1,339,480) 36.28 39
Forfeited -
Expired or cancelled -
Outstanding at December 31, 2019 18,040,197
$
54.11 $ 206
Vested at

December 31, 2019
17,922,026
$
54.14 $ 205
Exercisable at December 31, 2019 17,172,815
$
54.33 $ 194
The weighted-average remaining contractual term

of outstanding options, vested options and exercisable
options at December 31, 2019, was 4.43

years,
4.41

years and
4.29

years, respectively.

The weighted-average
grant date fair value of stock option awards granted

during 2017 was $
9.18
.

The aggregate intrinsic value of
options exercised was $ 94

million in 2018 and $
4

million in 2017.

During 2019, we received $ 49

million in cash and realized

a tax benefit of $
13

million from the exercise of
options.

At December 31, 2019, the remaining unrecognized

compensation expense from unvested options
was zero .
Stock Unit Program— Generally, restricted stock units are granted annually under the provisions of the Plan and vest in an aggregate installment on the third anniversary of the grant date. In addition, restricted stock units granted under the Plan for a variable long-term incentive program vest ratably in three equal annual installments beginning on the first anniversary of the grant date. Restricted stock units are also granted ad hoc to attract or retain key personnel, and the terms and conditions under which these restricted stock units vest vary by award .

Stock-Settled
Upon vesting, these restricted stock units are settled by issuing one share of ConocoPhillips common stock per unit. Units awarded to retirement eligible employees vest six months from the grant date; however, those units are not issued as common stock until the earlier of separation from the company or the end of the regularly scheduled vesting period. Until issued as stock, most recipients of the restricted stock units receive a quarterly cash payment of a dividend equivalent that is charged to retained earnings. The grant date fair market value of these restricted stock units is deemed equal to the average ConocoPhillips stock price on the grant date. The grant date fair market value of units that do not receive a dividend equivalent while unvested is deemed equal to the average ConocoPhillips stock price on the grant date, less the net present value of the dividends that will not be received .
The following summarizes our stock-settled stock

unit activity for the year ended December 31,

2019:
Weighted-Average Millions of Dollars
Stock Units Grant Date Fair Value Total Fair Value
Outstanding at December 31, 2018 7,546,973 $ 43.41
Granted 2,045,503 67.77
Forfeited (99,748) 62.93
Issued (3,269,682) 34.32 $ 225
Outstanding at December 31, 2019 6,223,046 $ 55.99
Not Vested at December 31, 2019 4,185,141 56.17
At December 31, 2019,

the remaining unrecognized compensation cost

from the unvested stock-settled units
was $ 93

million, which will be recognized over

a weighted-average period of
1.71

years, the longest period
being 2.73

years.

The weighted-average grant date fair value of stock

unit awards granted during 2018 and
2017 was $ 52.45

and $
48.77
, respectively.

The total fair value of stock units issued during

2018 and 2017 was
$ 154

million and $
159

million, respectively.

Cash-Settled
Beginning in 2018, cash-settled executive restricted stock units replaced the stock option program. These restricted stock units, subject to elections to defer, will be settled in cash equal to the fair market value of a share of ConocoPhillips common stock per unit on the settlement date and are classified as liabilities on the balance sheet. Units awarded to retirement eligible employees vest six months from the grant date; however, those units are not settled until the earlier of separation from the company or the end of the regularly scheduled vesting period. Compensation expense is initially measured using the average fair market value of
ConocoPhillips common stock and is subsequently adjusted, based on changes in the ConocoPhillips stock price through the end of each subsequent reporting period, through the settlement date. Recipients receive an accrued reinvested dividend equivalent that is charged to compensation expense. The accrued reinvested dividend is paid at the time of settlement, subject to the terms and conditions of the award.
The following summarizes our cash-settled stock unit activity for the year ended December 31, 2019:
Weighted-Average Millions of Dollars
Stock Units Grant Date Fair Value Total Fair Value
Outstanding at December 31, 2018 376,608 $ 62.21
Granted 319,552 68.20
Forfeited (6,914) 61.35
Issued (92,255) 61.61 $ 6
Outstanding at December 31, 2019 596,991 $ 64.54
Not Vested at December 31, 2019 153,457 64.54
At December 31, 2019,

the remaining unrecognized compensation cost

from the unvested cash-settled units
was $ 5

million, which will be recognized over

a weighted-average period of
1.70

years, the longest period
being 2.12

years.

The weighted-average grant date fair value of stock

unit awards granted during 2018 was
$ 53.68
.

The total fair value of stock units issued during

2018 was $
1

million.

Performance Share Program
—Under the Plan, we also annually grant restricted

performance share units
(PSUs) to senior management.

These PSUs are authorized three years prior

to their effective grant date (the
performance period).

Compensation expense is initially measured using

the average fair market value of
ConocoPhillips common stock and is subsequently

adjusted, based on changes in the ConocoPhillips

stock
price through the end of each subsequent reporting period,

through the grant date for stock-settled awards and
the settlement date for cash-settled awards.

Stock-Settled
For performance periods beginning before 2009, PSUs do not vest until the employee becomes eligible for retirement by reaching age 55 with five years of service, and restrictions do not lapse until the employee separates from the company. With respect to awards for performance periods beginning in 2009 through 2012,
PSUs do not vest until the earlier of the date the employee becomes eligible for retirement by reaching age 55 with five years of service or five years after the grant date of the award, and restrictions do not lapse until the earlier of the employee’s separation from the company or five years after the grant date (although recipients can elect to defer the lapsing of restrictions until separation). We recognize compensation expense for these awards beginning on the grant date and ending on the date the PSUs are scheduled to vest. Since these awards are authorized three years prior to the grant date, for employees eligible for retirement by or shortly after the grant date, we recognize compensation expense over the period beginning on the date of authorization and ending on the date of grant. Until issued as stock, recipients of the PSUs receive a quarterly cash payment of a dividend equivalent that is charged to retained earnings. Beginning in 2013, PSUs authorized for future grants will vest, absent employee election to defer, upon settlement following the conclusion of the three-year performance period. We recognize compensation expense over the period beginning on the date of authorization and ending on the conclusion of the performance period. PSUs are settled by issuing one share of ConocoPhillips common stock per unit.
The following summarizes our stock-settled Performance Share

Program activity for the year ended
December 31, 2019:
Weighted-Average Millions of Dollars
Stock Units Grant Date Fair Value Total Fair Value
Outstanding at December 31, 2018 2,335,542
$
50.45
Granted 77,841 68.90
Forfeited -
Issued (388,559) 53.66 $ 25
Outstanding at December 31, 2019 2,024,824 $ 50.55
Not Vested at December 31, 2019 15,616 $ 47.80
At December 31, 2019,

the remaining unrecognized compensation cost

from unvested stock-settled
performance share awards was zero
.

The weighted-average grant date fair value of stock-settled

PSUs granted
during 2018 and 2017 was $ 53.28

and $
49.76
, respectively.

The total fair value of stock-settled PSUs issued
during 2018 and 2017 was $ 29

million and $
57

million, respectively.

Cash-Settled
In connection with and immediately following the

separation of our Downstream businesses in

2012, grants of
new PSUs, subject to a shortened performance period,

were authorized.

Once granted, these PSUs vest, absent
employee election to defer, on the earlier of five years after the grant date of the award or the date the
employee becomes eligible for retirement.

For employees eligible for retirement

by or shortly after the grant
date, we recognize compensation expense over the

period beginning on the date of authorization and

ending on
the date of grant.

Otherwise, we recognize compensation expense

beginning on the grant date and ending

on
the date the PSUs are scheduled to vest.

These PSUs are settled in cash equal to

the fair market value of a
share of ConocoPhillips common stock per unit

on the settlement date and thus are classified

as liabilities on
the balance sheet.

Until settlement occurs, recipients of the PSUs receive

a quarterly cash payment of a
dividend equivalent that is charged to compensation expense.

Beginning in 2013, PSUs authorized for future grants

will vest upon settlement following the conclusion

of the
three-year performance period.

We recognize compensation expense over the period beginning on the date of authorization and ending at the conclusion of the performance period.

These PSUs will be settled in cash equal
to the fair market value of a share of ConocoPhillips

common stock per unit on the settlement date

and are
classified as liabilities on the balance sheet.

For performance periods beginning before

2018, during the
performance period, recipients of the PSUs do not

receive a quarterly cash payment of a

dividend equivalent,
but after the performance period ends, until settlement

in cash occurs, recipients of the PSUs receive a
quarterly cash payment of a dividend equivalent that

is charged to compensation expense.

For the performance
period beginning in 2018, recipients of the PSUs receive

an accrued reinvested dividend equivalent

that is
charged to compensation expense.

The accrued reinvested dividend is paid at the

time of settlement, subject to
the terms and conditions of the award.
The following summarizes our cash-settled Performance

Share Program activity for the year ended
December 31, 2019:
Weighted-Average Millions of Dollars
Stock Units Grant Date Fair Value Total Fair Value
Outstanding at December 31, 2018 1,131,007
$
62.21
Granted 1,958,043 68.90
Forfeited -
Settled (2,479,776) 69.10 $ 171
Outstanding at December 31, 2019 609,274 $ 64.54
Not Vested at December 31, 2019 38,487 $ 64.54
At December 31, 2019,

the remaining unrecognized compensation cost

from unvested cash-settled
performance share awards was zero
.

The weighted-average grant date fair value of cash-settled

PSUs granted
during 2018 and 2017 was $ 53.28

and $
49.76
, respectively.

The total fair value of cash-settled performance
share awards settled during 2018 and 2017 was $ 22

million and $
24

million, respectively.

From inception of the Performance Share Program through

2013, approved PSU awards were granted after the
conclusion of performance periods.

Beginning in February 2014, initial target PSU awards are issued near the beginning of new performance periods. These initial target PSU awards will terminate at the end of the performance periods and will be settled after the performance periods have ended. Also in 2014, initial target
PSU awards were issued for open performance periods that began in prior years. For the open performance period beginning in 2012, the initial target PSU awards terminated at the end of the three-year performance period and were replaced with approved PSU awards. For the open performance period beginning in 2013, the initial target PSU awards terminated at the end of the three-year performance period and were settled after the performance period ended.

There is no effect on recognition of compensation

expense.
Other
—In addition to the above active programs, we

have outstanding shares of restricted stock

and restricted
stock units that were either issued as part of our non-employee director compensation program for current and
former members of the company’s Board of Directors or as part of an executive compensation program that
has been discontinued.

Generally, the recipients of the restricted shares or units receive a quarterly dividend

or
dividend equivalent.
The following summarizes the aggregate activity

of these restricted shares and units for the

year ended
December 31, 2019:
Weighted-Average Millions of Dollars
Stock Units Grant Date Fair Value Total Fair Value
Outstanding at December 31, 2018 1,107,315
$
46.57
Granted 64,063 63.58
Cancelled (2,307) 23.73
Issued (177,163) 49.23 $ 11
Outstanding at December 31, 2019 991,908 $ 47.24
At December 31, 2019, all outstanding restricted stock

and restricted stock units were fully vested and

there
was no

remaining compensation cost to be recorded.

The weighted-average grant date fair value of

awards
granted during 2018 and 2017 was $ 62.01

and $
48.87
, respectively.

The total fair value of awards issued
during 2018 and 2017 was $ 17

million and $
4

million, respectively.